COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Other Miscellaneous assets	$ 17,080,489	$ 18,592,724
Loans to employees	3,529,534	4,647,677
Payments in advance	9,625,070	12,952,707
Other non-financial assets	804,747	335,487
Retirement Plan	769,145	1,193,286
Works of art and collector's pieces	548,974	551,696
Insurance Contract assets	3,013,730	2,584,996
Asset from insurance broker operations	170,526	2,221
Non financial assets	$ 35,542,215	$ 40,860,794